Loans Measured at Amortized Cost - Summary of Loan Types and Customer Types of Loans to Customers other than Banks (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 462,272,225	₩ 433,256,250
Gross carrying amount
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	100.00%	100.00%
Loans Excluding In Other Than Banks	₩ 467,874,447	₩ 438,698,626
Gross carrying amount | Loans in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	391,501,405	368,637,473
Gross carrying amount | Loans in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	32,933,186	30,308,709
Gross carrying amount | Domestic import usance bills
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3,790,808	3,398,981
Gross carrying amount | Off-shore funding loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	626,058	507,683
Gross carrying amount | Call loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks		269,198
Gross carrying amount | Bills bought in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,862	1,861
Gross carrying amount | Bills bought in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	2,379,270	1,276,579
Gross carrying amount | Guarantee payments under acceptances and guarantees
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	16,930	20,085
Gross carrying amount | Credit card receivables in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	23,436,170	22,304,522
Gross carrying amount | Credit card receivables in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	42,304	45,449
Gross carrying amount | Bonds purchased under repurchase agreements
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	4,967,067	3,633,073
Gross carrying amount | Privately placed bonds
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	389,783	901,609
Gross carrying amount | Factored receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	62,609	169
Gross carrying amount | Lease receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	600,901	784,901
Gross carrying amount | Loans for installment credit
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	7,126,094	6,608,334
Allowances for credit losses
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(5,602,222)	(5,442,376)
Retail
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 199,235,231	₩ 188,323,208
Retail | Gross carrying amount
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	42.92%	43.24%
Loans Excluding In Other Than Banks	₩ 200,823,048	₩ 189,692,289
Retail | Gross carrying amount | Loans in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	188,109,614	178,476,837
Retail | Gross carrying amount | Loans in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	5,978,891	4,859,698
Retail | Gross carrying amount | Domestic import usance bills
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Off-shore funding loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Call loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks		0
Retail | Gross carrying amount | Bills bought in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Bills bought in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Guarantee payments under acceptances and guarantees
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Credit card receivables in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Credit card receivables in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Bonds purchased under repurchase agreements
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Privately placed bonds
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Gross carrying amount | Factored receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	7	70
Retail | Gross carrying amount | Lease receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	406,844	447,494
Retail | Gross carrying amount | Loans for installment credit
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	6,327,692	5,908,190
Retail | Allowances for credit losses
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(1,587,817)	(1,369,081)
Corporate
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 240,435,260	₩ 223,518,896
Corporate | Gross carrying amount
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	52.06%	51.67%
Loans Excluding In Other Than Banks	₩ 243,572,925	₩ 226,656,366
Corporate | Gross carrying amount | Loans in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	203,391,791	190,160,636
Corporate | Gross carrying amount | Loans in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	26,954,295	25,449,011
Corporate | Gross carrying amount | Domestic import usance bills
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3,790,808	3,398,981
Corporate | Gross carrying amount | Off-shore funding loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	626,058	507,683
Corporate | Gross carrying amount | Call loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks		269,198
Corporate | Gross carrying amount | Bills bought in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,862	1,861
Corporate | Gross carrying amount | Bills bought in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	2,379,270	1,276,579
Corporate | Gross carrying amount | Guarantee payments under acceptances and guarantees
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	16,930	20,085
Corporate | Gross carrying amount | Credit card receivables in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Corporate | Gross carrying amount | Credit card receivables in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Corporate | Gross carrying amount | Bonds purchased under repurchase agreements
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	4,967,067	3,633,073
Corporate | Gross carrying amount | Privately placed bonds
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	389,783	901,609
Corporate | Gross carrying amount | Factored receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	62,602	99
Corporate | Gross carrying amount | Lease receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	194,057	337,407
Corporate | Gross carrying amount | Loans for installment credit
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	798,402	700,144
Corporate | Allowances for credit losses
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(3,137,665)	(3,137,470)
Credit card
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 22,601,734	₩ 21,414,146
Credit card | Gross carrying amount
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	5.02%	5.09%
Loans Excluding In Other Than Banks	₩ 23,478,474	₩ 22,349,971
Credit card | Gross carrying amount | Loans in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Loans in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Domestic import usance bills
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Off-shore funding loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Call loans
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks		0
Credit card | Gross carrying amount | Bills bought in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Bills bought in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Guarantee payments under acceptances and guarantees
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Credit card receivables in Korean won
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	23,436,170	22,304,522
Credit card | Gross carrying amount | Credit card receivables in foreign currencies
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	42,304	45,449
Credit card | Gross carrying amount | Bonds purchased under repurchase agreements
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Privately placed bonds
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Factored receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Lease receivables
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Gross carrying amount | Loans for installment credit
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Allowances for credit losses
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ (876,740)	₩ (935,825)